RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE ASSETS	RIGHT-OF-USE ASSETS
16(a)    Amounts recognized in the consolidated balance sheets

	As of December 31,	As of December 31,
	2024	2023
Right of use assets	US$’000	US$’000
Land and land use right	1,619	2,054
Buildings	692	575
Motor vehicles and other assets	30	86
Office equipment	79	110
	2,420	2,825
Our Company leases various assets including land, buildings, business vehicles and multifunction printers. Rental contracts are typically made for periods of 2 to 37 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.
Additions to the right-of-use assets during the 2024 financial year were $831 (2023: $177).
The information on assets reclassified as held for sale is provided in Note 20.
16(b)    Amounts recognized in the consolidated income statements

	2024	2023
Depreciation charge of right of use assets	US$’000	US$’000
Land	263	208
Buildings	413	456
Motor vehicles and other assets	52	82
Office equipment	37	44
	765	790

Interest expenses (included in finance cost)	85	98
Expenses relating to short-term leases	16	15
Expenses relating to lease of low-value assets that are not short-term leases	—	1
The total cash outflow for lease in 2024 was $837 (2023: $805).